SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details)	Jan. 31, 2026	Jan. 31, 2025
Accounting Policies [Abstract]
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities